Note 6 - Oil and Natural Gas Properties (Details) - Summary of the Company’s Oil and Natural Gas Properties (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Less: Accumulated depletion	$ (2,330)	$ (1,813)
Total oil and natural gas properties, net of accumulated depletion	23,600	22,506
Proved Developed Producing Properties [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas property, gross	6,424	4,960
Proved Developed Non Producing Properties [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas property, gross	9,534	9,509
Proved Undeveloped Properties [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas property, gross	$ 9,972	$ 9,850